Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		5/1/2018
	Collection Period Ending Date		5/31/2018
	Collection Period		19
	Payment Date		6/15/2018

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.887751	$399,487,866.58	$34,254,462.16	$365,233,404.42
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$714,487,866.58	$34,254,462.16	$680,233,404.42
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$721,987,866.58	$34,254,462.16	$687,733,404.42
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$399,487,866.58	$529,321.42
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$714,487,866.58	$1,065,215.17
	2. AVAILABLE FUNDS
(20)	Interest Collections		$2,837,545.21
(21)	Principal Collections		$20,604,677.12
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$13,218,156.46
(24)	Liquidation Proceeds		$169,542.85
(25)	Recoveries		$145,746.99
(26)	Investment Earnings		$—
(27)	Total Collections		$36,975,668.63
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$36,975,668.63
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$601,656.56	$601,656.56	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$529,321.42	$529,321.42	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$11,004,462.16	$11,004,462.16	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$1,054,334.74	$1,054,334.74	$—
			$36,975,668.63	$36,975,668.63
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$11,004,462.16
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$34,254,462.16
	4. POOL INFORMATION
(53)	Pool Balance		$687,733,404
(54)	Number of Receivables Outstanding		58,694
(55)	Weighted Average Contract Rate		4.78%
(56)	Weighted Average Maturity		40.77
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$40,785.18
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(40,785.18)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$261,993.54	53	$4,943.27
(74)	Recoveries for Collection Period		$145,746.99	85	$1,714.67
(75)	Net Losses/(Recoveries) for Collection Period		$116,246.55
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$5,401,473.57
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.36010%

		5/31/2018	4/30/2018	3/31/2018	2/28/2018
(79)	Pool Balance at end of collection period	$687,733,404	$721,987,867	$756,643,348	$795,239,627
(80)	Number of receivables outstanding	58,694	60,339	61,947	63,843

(81)	Average month end Pool Balance	$704,860,636	$739,315,607	$775,941,487	$811,812,179
(82)	Realized Losses for Collection Period	$261,994	$325,773	$405,775	$415,268
(83)	Recoveries for Collection Period	$145,747	$54,085	$80,545	$126,652
(84)	Net Losses/(Recoveries) for Collection Period	$116,247	$271,688	$325,229	$288,616
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.446%	0.529%	0.628%	0.614%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.198%	0.441%	0.503%	0.427%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.396%

		5/31/2018	4/30/2018	3/31/2018	2/28/2018
(88)	Receivables 31-59 Days Delinquent	$5,328,067.94	$4,665,582.65	$5,479,325.13	$6,249,302.43
(89)	$ As % of Ending Pool Balance	0.775%	0.646%	0.724%	0.786%
(90)	# of Receivables	412	359	408	451
(91)	# As % of Ending Pool # of Receivables	0.702%	0.595%	0.659%	0.706%
(92)	Receivables 60-89 Days Delinquent	$800,345.34	$1,186,784.80	$1,242,161.57	$1,062,593.38
(93)	$ As % of Ending Pool Balance	0.116%	0.164%	0.164%	0.134%
(94)	# of Receivables	65	92	89	78
(95)	# As % of Ending Pool # of Receivables	0.111%	0.152%	0.144%	0.122%
(96)	Receivables 90 - 119 Days Delinquent	$648,259.52	$385,173.90	$539,343.23	$811,927.75
(97)	$ As % of Ending Pool Balance	0.094%	0.053%	0.071%	0.102%
(98)	# of Receivables	55	36	33	56
(99)	# As % of Ending Pool # of Receivables	0.094%	0.060%	0.053%	0.088%
(100)	Receivables 120+ Days Delinquent	$199,097.82	$220,428.82	$468,891.34	$571,446.41
(101)	$ As % of Ending Pool Balance	0.029%	0.031%	0.062%	0.072%
(102)	# of Receivables	19	17	33	48
(103)	# As % of Ending Pool # of Receivables	0.032%	0.028%	0.053%	0.075%
(104)	Total Delinquencies	$6,975,770.62	$6,457,970.17	$7,729,721.27	$8,695,269.97
(105)	$ As % of Ending Pool Balance	1.014%	0.894%	1.022%	1.093%
(106)	# of Receivables	551	504	563	633
(107)	# As % of Ending Pool # of Receivables	0.939%	0.835%	0.909%	0.991%
(108)	Receivables 60+ Days Delinquent	$1,647,702.68	$1,792,387.52	$2,250,396.14	$2,445,967.54
(109)	$ As % of Ending Pool Balance	0.240%	0.248%	0.297%	0.308%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$555,535.80	$428,863.74	$660,736.77	$607,815.81
(112)	# of Receivables	40	36	43	43

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
June 11, 2018